Earnings (Loss) Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Basic and fully diluted income (loss) per common share:
Earnings (Loss) Per Common Share

Note 8 - Earnings (Loss) Per Common Share

The Company calculates net income (loss) per common share in accordance with ASC 260 “Earnings Per Share” (“ASC 260”). Basic and diluted net earnings (loss) per common share was determined by dividing net earnings (loss) applicable to common stockholders by the weighted average number of common shares outstanding during the period. The Company’s potentially dilutive shares, which include outstanding common stock options and common stock warrants presented below on a post-reverse stock split basis, have not been included in the computation of diluted net loss per share for the six months ended June 30, 2025 and 2024 as the result would be anti-dilutive.

	Six Months Ended
	June 30,
	2025	2024

Stock warrants	284,292	284,292
Stock options	128,860	126,557
Total shares excluded from calculation	413,152	410,849

Note 9 – Earnings (Loss) Per Common Share

The Company calculates net income (loss) per common share in accordance with ASC 260 “Earnings Per Share” (“ASC 260”). Basic and diluted net earnings (loss) per common share was determined by dividing net earnings (loss) applicable to common stockholders by the weighted average number of common shares outstanding during the period. The Company’s potentially dilutive shares, which include outstanding common stock options, and common stock warrants have not been included in the computation of diluted net loss per share for the years ended December 31, 2024 and 2023 as the result would be anti-dilutive.

	Years Ended December 31,
	2024	2023
Stock warrants	8,528,766	7,854,620
Stock options	3,594,202	2,584,599
Total shares excluded from calculation	12,122,968	10,439,219